Segments (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of operating segments [abstract]
Summary of Results for the Group's Segments

Set forth below are results for the Group’s segments for the nine months ended September 30, 2025 and 2024:

	Nine Months Ended September 30, 2025
(in USD and thousands)	River	Ocean	Other	Total
Total revenue	$2,203,230	$2,147,886	$425,945	$4,777,061
Total cruise operating expenses	(1,280,195)	(1,133,676)	(259,060)	(2,672,931)
Other operating expenses
Selling and administration	(343,747)	(285,712)	(129,738)	(759,197)
Depreciation and amortization	(69,794)	(103,927)	(30,235)	(203,956)
Total other operating expenses	(413,541)	(389,639)	(159,973)	(963,153)
Operating income	$509,494	$624,571	$6,912	$1,140,977

	Nine Months Ended September 30, 2024
(in USD and thousands)	River	Ocean	Other	Total
Total revenue	$1,937,289	$1,684,506	$362,358	$3,984,153
Total cruise operating expenses	(1,146,990)	(922,988)	(221,667)	(2,291,645)
Other operating expenses
Selling and administration	(326,763)	(221,946)	(110,680)	(659,389)
Depreciation and amortization	(72,387)	(84,056)	(32,556)	(188,999)
Total other operating expenses	(399,150)	(306,002)	(143,236)	(848,388)
Operating income (loss)	$391,149	$455,516	$(2,545)	$844,120